UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:  BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$2,985	$3,363,438
6.13%, 6/01/19	1,500	1,694,940
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	401,219

		5,459,597
Arizona — 0.5%
County of Maricopa Arizona IDA, Refunding RB, Banner Health, Series A, 4.00%, 1/01/36 (b)	635	670,166
California — 20.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	1,960	2,124,385
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,341,739
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	720	861,898
2nd, 5.25%, 5/01/33	560	647,136
5.00%, 5/01/44	745	842,804
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,848,096
6.25%, 3/01/34	1,250	1,483,912
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,500,954
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,197,155
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	1,000	1,032,410
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,000	1,202,550
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,394,480

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	$1,020	$1,141,370
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,877,489
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,218,810
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	589,490
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	442,280
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,235	2,677,664

		26,424,622
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	591,045
5.50%, 11/15/30	225	264,055
5.50%, 11/15/31	270	315,714
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,300	1,462,110

		2,632,924
Florida — 12.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	322,564
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	651,860
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,374,797
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,142,800

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$105	$106,539
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	85	86,259
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	1,840	2,236,244
Series A, 5.50%, 10/01/42	2,125	2,486,377
Series B, AMT, 6.00%, 10/01/26	590	727,889
Series B, AMT, 6.00%, 10/01/27	775	953,343
Series B, AMT, 6.25%, 10/01/38	310	382,524
Series B, AMT, 6.00%, 10/01/42	410	489,409
County of Miami-Dade Florida, Refunding RB:
Seaport, Series D, AMT, 6.00%, 10/01/26	735	906,777
Water & Sewer System, Series B, 5.25%, 10/01/29	500	599,205
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,495,660
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	710	838,695

		15,800,942
Georgia — 0.3%
County of Clarke Hospital Authority, Refunding RB, Piedmont Healthcare, Inc. Project, Series A, 3.50%, 7/01/36 (b)	410	400,861
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	296,848
5.25%, 8/01/26	810	958,675
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,000	1,137,690

		2,393,213
Illinois — 19.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	770	888,195

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	$1,010	$1,121,464
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	3,680	4,402,274
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,400	1,546,510
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,106,820
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,212,880
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,375	1,483,790
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,500	1,698,780
5.25%, 12/01/43	2,700	3,006,612
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,818,277
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,089,761
6.00%, 6/01/28	270	317,047
State of Illinois, GO:
5.25%, 2/01/32	1,000	1,081,860
5.50%, 7/01/33	1,500	1,647,000
5.50%, 7/01/38	280	306,062

		24,727,332
Indiana — 4.0%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	375	415,931

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$4,310	$4,730,484

		5,146,415
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	411,847
Series A-2, 6.00%, 1/01/23	160	175,362
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,000	1,188,470
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	876,492

		2,652,171
Massachusetts — 2.8%
Commonwealth of Massachusetts, GO, Series E, 4.00%, 4/01/42	1,800	1,921,914
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,575	1,682,525

		3,604,439
Michigan — 3.3%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,800	1,987,740
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	860	866,364
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,265	1,434,485

		4,288,589
Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	460	511,580

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC) (continued):
6.50%, 11/15/38	$2,540	$2,792,044

		3,303,624
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,585,008
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	260	308,407

		1,893,415
Nevada — 4.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,625,278
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,058,410
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	1,500	1,666,485

		5,350,173
New Jersey — 5.9%
New Jersey EDA, RB:
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,000	1,136,210
Private Activity Bond, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	530	603,373
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	980	1,084,419
School Facilities Construction (AGC), 6.00%, 12/15/34	20	21,990
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,544,662
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,195	1,317,033

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series AA, 5.50%, 6/15/39	$1,600	$1,795,664

		7,503,351
New York — 5.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	1,545	1,717,824
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,195,300
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/46	600	654,006
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,887,125

		7,454,255
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,500	1,779,870
Oklahoma — 0.5%
Norman Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37 (b)	660	668,534
Oregon — 0.1%
State of Oregon Facilities Authority, Refunding RB, Legacy Health Project, Series A, 4.00%, 6/01/41 (b)	175	180,472
South Carolina — 8.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,756,180

Municipal Bonds	Par (000)	Value
South Carolina (continued)
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	$1,810	$2,161,122
6.00%, 7/01/38	1,155	1,358,326
5.50%, 7/01/41	1,000	1,145,450
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	750	850,357
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	2,535	2,900,370
Series E, 5.25%, 12/01/55	1,000	1,178,580

		11,350,385
Texas — 19.2%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,250	2,420,617
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,095,001
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,347,323
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	950	1,054,633
6.00%, 5/15/19 (a)	2,560	2,881,997
6.00%, 5/15/19 (a)	1,945	2,189,642
6.00%, 11/15/35	140	157,808
6.00%, 11/15/36	110	123,992
5.38%, 11/15/38	50	54,888
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	265	295,488
6.50%, 7/01/37	835	918,751
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,099,384
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	3,015,100
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	867,160

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	$2,750	$3,238,922
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,169,160
Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,400	1,543,122
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	420	494,126
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/50	540	595,231

		24,562,345
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	433,477
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,116,050

		1,549,527
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,150,990
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	838,999

		1,989,989
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	800	841,792
Total Municipal Bonds — 127.2%		162,629,003

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	$920	$991,346
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,216	1,406,778
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	759	833,137
Florida — 2.1%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,679,778
Kentucky — 0.9%
Kentucky State Property & Building Commision, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (a)	888	965,326
5.25%, 2/01/27	114	123,899

		1,089,225
Nebraska — 1.4%
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	1,710	1,772,156
Nevada — 7.2%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	2,010	2,179,865
Series B, 5.50%, 7/01/19	1,994	2,228,803
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,841,550

		9,250,218
New Jersey — 2.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,693,939

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

M Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	$1,000	$1,096,201

		2,790,140
New York — 14.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	2,999	3,541,720
Series FF-2, 5.50%, 6/15/40	1,095	1,217,487
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 17.38%, 1/15/39	1,000	1,085,062
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,168,287
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,360	2,837,228
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,500,926
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,770	2,076,545
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,250	3,560,408

		18,987,663
Pennsylvania — 0.5%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/38	540	619,726

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Texas — 2.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(d)	$2,609	$2,855,773
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,085,781
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 34.7%		44,361,721
Total Long-Term Investments (Cost — $186,614,173) — 161.9%		206,990,724

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (e)(f)	206,919	206,940
Total Short-Term Securities (Cost — $206,919) — 0.2%		206,940
Total Investments (Cost — $186,821,092*) — 162.1%		207,197,664
Other Assets Less Liabilities — 1.1%		1,387,290
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%		(24,232,761)
VMTP Shares, at Liquidation Value — (44.2)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$127,852,193

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$163,576,433

Gross unrealized appreciation	$19,782,371
Gross unrealized depreciation	(350,720)

Net unrealized appreciation	$19,431,651

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2017 to November 15, 2019, is $4,627,650.

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

(e)	During the period ended October 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	204,010	2,909	206,919	$206,940	$519	$79

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(3)	5-Year U.S. Treasury Note	December 2016	$ 362,391	$2,716
(24)	10-Year U.S. Treasury Note	December 2016	$3,111,000	42,525
(12)	Long U.S. Treasury Bond	December 2016	$1,952,625	71,383
(3)	Ultra U.S. Treasury Bond	December 2016	$ 527,812	25,627
Total				$142,251

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	COP	Certificates of Participation	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	IDB	Industrial Development Board
AMT	Alternative Minimum Tax (subject to)	ERB	Education Revenue Bonds	ISD	Independent School District
ARB	Airport Revenue Bonds	GARB	General Airport Revenue Bonds	LRB	Lease Revenue Bonds
BAM	Build America Mutual Assurance Co.	GO	General Obligation Bonds	NPFGC	National Public Finance Guarantee Corp.
BARB	Building Aid Revenue Bonds	HFA	Housing Finance Agency	RB	Revenue Bonds

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$206,990,724	—	$206,990,724
Short-Term Securities	$206,940	—	—	206,940

Total	$206,940	$206,990,724	—	$207,197,664

Derivative Financial Instruments [2]

Assets:
Interest rate contracts	$142,251	—	—	$142,251

[1] See above Schedule of Investments for values in each state.

[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for futures contracts	$94,550	—	—	$94,550

Liabilities:
TOB Trust Certificates	—	$(24,189,580)	—	(24,189,580)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

Total	$94,550	$(80,689,580)	—	$(80,595,030)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Quality Fund

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Quality Fund

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Investment Quality Fund

Date: December 20, 2016